UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10223

Voya Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Senior Income Fund

The schedules are not audited.

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 146.4%
	Aerospace & Defense: 1.5%
2,673,300	Maxar Technologies Ltd. Term Loan B, 4.740%, (US0003M + 2.750%), 10/04/24	$2,677,476	0.7
1,712,767	TransDigm, Inc. 2017 Extended Term Loan F, 4.841%, (US0003M + 2.750%), 06/09/23	1,711,935	0.4
688,000	TransDigm, Inc. 2018 Term Loan E, 4.607%, (US0003M + 2.500%), 05/30/25	686,602	0.2
754,310	TransDigm, Inc. 2018 Term Loan G, 4.730%, (US0003M + 2.500%), 08/22/24	753,943	0.2
		5,829,956	1.5

	Auto Components: 0.5%
1,840,556	Broadstreet Partners, Inc. 2018 Term Loan B, 5.230%, (US0003M + 3.250%), 11/08/23	1,847,841	0.5

	Automotive: 4.7%
964,917	BBB Industries U.S. Holdings, Inc. 2014 1st Lien Term Loan, 6.480%, (US0001M + 4.500%), 11/03/21	974,566	0.3
1,885,438	Bright Bidco B.V. 2018 Term Loan B, 5.746%, (US0003M + 3.500%), 06/30/24	1,888,383	0.5
1,443,098	Dealer Tire, LLC 2017 Term Loan B, 5.668%, (US0003M + 3.250%), 12/22/21	1,432,275	0.4
2,239,708	Dynacast International LLC Term Loan B, 5.552%, (US0003M + 3.250%), 01/28/22	2,248,107	0.6
1,081,391	Federal-Mogul Holdings Corporation New Term Loan C, 5.685%, (US0003M + 3.750%), 04/15/21	1,092,712	0.3
EUR 990,025	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,158,956	0.3
2,991,113	Gates Global LLC 2017 USD Repriced Term Loan B, 5.052%, (US0003M + 2.750%), 04/01/24	3,009,622	0.8
530,000	L&W, Inc. 2018 Term Loan B, 6.107%, (US0003M + 4.000%), 05/22/25	531,325	0.1
1,693,835	Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 5.203%, (US0003M + 3.250%), 03/20/25	1,691,717	0.4
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Automotive: (continued)
271,165	(1)	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 1.232%, (US0003M + 3.250%), 03/20/25	$270,827	0.1
547,200		NN, Inc. 2017 Term Loan, 5.226%, (US0003M + 3.250%), 04/02/21	547,542	0.1
848,403		Superior Industries International, Inc. 1st Lien Term Loan, 6.476%, (US0003M + 4.500%), 05/22/24	855,296	0.2
1,687,250		Truck Hero, Inc. 1st Lien Term Loan, 5.972%, (US0003M + 3.750%), 04/21/24	1,691,679	0.4
565,000		Truck Hero, Inc. 2nd Lien Term Loan, 10.472%, (US0003M + 8.250%), 04/21/25	570,650	0.2
			17,963,657	4.7

		Beverage & Tobacco: 0.1%
430,000		Refresco Group BV USD Term Loan B3, 5.593%, (US0003M + 3.250%), 03/28/25	432,145	0.1

		Brokers, Dealers & Invetesment Houses: 0.3%
1,080,159		Capital Automotive L.P. 2017 2nd Lien Term Loan, 7.990%, (US0003M + 6.000%), 03/24/25	1,089,160	0.3

		Building & Development: 3.8%
731,325		Core & Main LP 2017 Term Loan B, 5.115%, (US0003M + 3.000%), 08/01/24	735,439	0.2
758,709		Forterra Finance, LLC 2017 Term Loan B, 4.980%, (US0003M + 3.000%), 10/25/23	712,317	0.2
390,000		GYP Holdings III Corp. 2017 Term Loan B, 5.107%, (US0003M + 3.000%), 04/01/23	390,487	0.1
765,313		Henry Company LLC Term Loan B, 5.980%, (US0003M + 4.000%), 10/05/23	774,879	0.2
525,000		Interior Logic Group, Inc. 2018 Term Loan B, 6.107%, (US0003M + 4.000%), 05/21/25	525,656	0.1
435,000		LSF9 Cypress Holdings LLC 2018 Term Loan B, 5.357%, (US0003M + 3.250%), 05/10/25	435,816	0.1
443,982		MX Holdings US, Inc. Term Loan B1B, 4.476%, (US0003M + 2.500%), 08/14/23	445,647	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Building & Development: (continued)
1,780,000	Pisces Midco, Inc. 2018 Term Loan, 6.089%, (US0003M + 3.750%), 04/12/25	$1,787,220	0.5
1,528,798	Quikrete Hldgs Inc Term Loan, 4.730%, (US0003M + 2.750%), 11/15/23	1,531,877	0.4
275,000	SMG Holdings Inc. 2017 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 01/23/25	276,547	0.1
1,565,000	SRS Distribution Inc. 2018 1st Lien Term Loan B, 5.357%, (US0003M + 3.250%), 05/23/25	1,560,435	0.4
1,045,623	Werner Co. 2017 Term Loan, 5.907%, (US0003M + 4.000%), 07/24/24	1,052,158	0.3
1,654,125	Wilsonart LLC 2017 Term Loan B, 5.560%, (US0003M + 3.250%), 12/19/23	1,661,509	0.4
EUR 959,793	Xella International GmbH 2017 EUR Term Loan B, 3.500%, (EUR003M + 4.000%), 04/11/24	1,121,696	0.3
1,499,639	Zekelman Industries, Inc. Term Loan B, 4.999%, (US0003M + 2.750%), 06/14/21	1,503,856	0.4
		14,515,539	3.8

	Business Equipment & Services: 18.1%
865,172	Acosta Holdco, Inc. 2015 Term Loan, 5.230%, (US0003M + 3.250%), 09/26/21	704,030	0.2
1,565,108	Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 5.230%, (US0001M + 3.250%), 07/23/21	1,496,634	0.4
3,056,637	AlixPartners, LLP 2017 Term Loan B, 5.052%, (US0003M + 3.000%), 04/04/24	3,068,736	0.8
1,202,406	Allflex Holdings III, Inc. New 1st Lien Term Loan, 5.138%, (US0003M + 3.250%), 07/20/20	1,211,674	0.3
EUR 734,043	Altran Technologies S.A. EUR 1st Lien Term Loan, 3.250%, (EUR003M + 3.250%), 03/20/25	862,745	0.2
100,000	American Traffic Solutions, Inc. 2018 2nd Lien Term Loan, 9.659%, (US0003M + 7.750%), 02/23/26	101,750	0.0
780,000	Array Canada Inc. Term Loan B, 7.302%, (US0003M + 5.000%), 02/10/23	780,000	0.2
985,050	Ascend Learning, LLC 2017 Term Loan B, 4.980%, (US0003M + 3.250%), 07/12/24	988,251	0.3
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
321,570		ASP MCS Acquisition Corp. Term Loan B, 6.730%, (US0003M + 4.750%), 05/18/24	$325,992	0.1
EUR 1,000,000		Assystem SA EUR Term Loan, 6.357%, (EUR003M + 4.250%), 09/27/24	1,173,727	0.3
360,000		ATS Consolidated, Inc. 2018 1st Lien Term Loan, 5.659%, (US0003M + 3.750%), 02/28/25	363,488	0.1
663,338		Big Ass Fans, LLC Term Loan, 6.552%, (US0003M + 4.250%), 05/21/24	671,007	0.2
541,791		Camelot UK Holdco Limited 2017 Repriced Term Loan, 5.230%, (US0003M + 3.250%), 10/03/23	543,541	0.1
90,582		Coinamatic Canada Inc. Canadian 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 05/14/22	90,469	0.0
714,600		Colorado Buyer Inc Term Loan B, 5.360%, (US0003M + 3.000%), 05/01/24	716,297	0.2
401,935		Convergint Technologies LLC 2018 1st Lien Term Loan, 5.302%, (US0003M + 3.000%), 02/03/25	401,433	0.1
43,065	(1)	Convergint Technologies LLC 2018 Delayed Draw Term Loan, 3.561%, (US0003M + 3.000%), 02/03/25	43,011	0.0
951,558		DTI Holdco, Inc. 2018 Term Loan B, 8.500%, (PRIME + 3.750%), 10/02/23	952,599	0.2
1,506,516		EIG Investors Corp. 2017 Term Loan, 6.317%, (US0003M + 4.000%), 02/09/23	1,515,931	0.4
326,183		Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 5.802%, (US0003M + 3.500%), 06/28/24	328,221	0.1
42,553	(1)	Engineered Machinery Holdings, Inc. 2nd Lien Delayed Draw Term Loan, 9.184%, (US0003M + 7.250%), 07/18/25	42,872	0.0
877,800		Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan, 5.552%, (US0003M + 3.250%), 07/19/24	879,263	0.2
357,447		Engineered Machinery Holdings, Inc. USD 2nd Lien Term Loan, 9.552%, (US0003M + 7.250%), 07/18/25	360,128	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
891,000	EVO Payments International Term Loan B, 5.980%, (US0003M + 4.000%), 12/22/23	$896,012	0.2
930,435	First American Payment Systems, L.P. 2016 Term Loan, 6.667%, (US0003M + 5.750%), 01/03/24	942,065	0.2
EUR 988,298	Foncia Groupe 2016 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 09/07/23	1,156,196	0.3
555,374	Garda World Security Corporation 2017 Term Loan, 5.506%, (US0003M + 3.000%), 05/24/24	561,853	0.1
630,000	GreenSky Holdings, LLC 2018 Term Loan B, 5.250%, (US0003M + 3.500%), 03/29/25	632,362	0.2
EUR 995,000	GTCR Valor Companies, Inc. EUR 2017 Term Loan B1, 3.500%, (EUR003M + 3.500%), 06/20/23	1,169,021	0.3
1,057,786	GTCR Valor Companies, Inc. USD 2017 Term Loan B1, 5.306%, (US0003M + 3.250%), 06/16/23	1,067,608	0.3
EUR 686,652	ION Trading Technologies S.a.r.l. EUR 2017 Term Loan B, 3.750%, (EUR003M + 2.750%), 11/21/24	801,728	0.2
1,976,440	IQOR US Inc. 2nd Lien Term Loan, 11.058%, (US0003M + 8.750%), 04/01/22	1,897,382	0.5
3,016,562	IQOR US Inc. Term Loan B, 7.308%, (US0003M + 5.000%), 04/01/21	3,021,273	0.8
3,280,421	KUEHG Corp.. 2017 1st Lien Term Loan, 6.052%, (US0003M + 3.750%), 08/13/22	3,300,104	0.9
820,000	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.430%, (US0003M + 3.250%), 03/13/25	822,733	0.2
605,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 9.425%, (US0003M + 7.500%), 03/13/26	609,537	0.2
598,500	LegalZoom.com, Inc. 1st Lien Term Loan, 6.448%, (US0003M + 4.500%), 11/21/24	605,233	0.2
2,342,300	Misys (Finastra) - TL B 1L, 5.807%, (US0003M + 3.500%), 06/13/24	2,309,545	0.6
EUR 942,875	Misys (Finastra) Europe SA EUR 1st Lien Term Loan, 4.250%, (EUR003M + 3.250%), 06/13/24	1,099,100	0.3
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
550,000	Misys (Finastra) USD 2nd Lien Term Loan, 9.557%, (US0003M + 7.250%), 06/13/25	$534,073	0.1
1,945,250	NeuStar, Inc. 2018 Term Loan B4, 5.480%, (US0003M + 3.500%), 08/08/24	1,951,127	0.5
219,939	NeuStar, Inc. 2nd Lien Term Loan, 10.302%, (US0003M + 8.000%), 08/08/25	219,389	0.1
2,278,550	Peak 10, Inc. 2017 1st Lien Term Loan, 5.802%, (US0003M + 4.000%), 08/01/24	2,277,839	0.6
465,000	Peak 10, Inc. 2017 2nd Lien Term Loan, 9.608%, (US0003M + 7.750%), 08/01/25	469,214	0.1
2,133,000	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 5.480%, (US0003M + 3.500%), 12/20/24	2,114,336	0.5
610,000	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.157%, (US0003M + 3.250%), 05/01/25	615,624	0.2
100,000	Pre-Paid Legal Services, Inc. 2018 2nd Lien Term Loan, 9.407%, (US0003M + 7.500%), 05/01/26	101,250	0.0
240,000	PricewaterhouseCoopers LLP 2018 Term Loan, 5.157%, (US0003M + 3.250%), 05/01/25	241,800	0.1
285,000	Prometric Holdings, Inc. 1st Lien Term Loan, 4.990%, (US0003M + 3.000%), 01/29/25	286,692	0.1
3,298,413	Red Ventures, LLC 1st Lien Term Loan, 5.980%, (US0003M + 4.000%), 11/08/24	3,344,452	0.9
407,438	Red Ventures, LLC 2nd Lien Term Loan, 9.980%, (US0003M + 8.000%), 11/08/25	416,605	0.1
115,000	Renaissance Learning, Inc. 2018 2nd Lien Term Loan, 9.107%, (US0003M + 7.000%), 05/29/26	115,575	0.0
655,000	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.607%, (US0003M + 3.250%), 05/30/25	656,239	0.2
882,788	Research Now Group, Inc. 2017 1st Lien Term Loan, 7.864%, (US0003M + 5.500%), 12/20/24	860,718	0.2
786,050	Sandvine Corporation Term Loan B, 8.052%, (US0003M + 5.750%), 09/21/22	784,085	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
1,295,557	Solera Holdings, Inc. USD Term Loan B, 4.730%, (US0001M + 2.750%), 03/03/23	$1,301,225	0.3
1,905,160	Spin Holdco Inc. 2017 Term Loan B, 5.342%, (US0003M + 3.750%), 11/14/22	1,917,578	0.5
1,999,950	Staples, Inc. 2017 Term Loan B, 6.358%, (US0003M + 4.000%), 09/12/24	1,950,633	0.5
1,035,000	Stiphout Finance LLC USD 1st Lien Term Loan, 4.980%, (US0003M + 3.000%), 10/26/22	1,042,116	0.3
1,052,050	SurveyMonkey Inc. 2017 Term Loan, 6.810%, (US0003M + 4.500%), 04/13/24	1,050,735	0.3
EUR 1,000,000	Techem GmbH 2017 EUR Term Loan B, 3.000%, (EUR003M + 3.250%), 10/02/24	1,172,808	0.3
358,238	TMK Hawk Parent Corp. 2017 1st Lien Term Loan, 5.490%, (US0003M + 3.500%), 08/28/24	360,589	0.1
218,350	USS Ultimate Holdings, Inc. 1st Lien Term Loan, 5.730%, (US0003M + 3.750%), 08/25/24	219,533	0.1
EUR 2,195,000	Verisure Holding AB EUR Term Loan B1E, 5.107%, (EUR003M + 3.000%), 10/20/22	2,549,066	0.7
517,229	WASH Multifamily Laundry Systems, LLC 2015 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 05/14/22	516,583	0.1
2,947,613	West Corporation 2017 Term Loan, 5.980%, (US0003M + 4.000%), 10/10/24	2,949,455	0.8
635,000	West Corporation 2018 Term Loan B1, 5.480%, (US0003M + 3.500%), 10/10/24	635,496	0.2
		69,168,386	18.1

	Cable & Satellite Television: 3.2%
EUR 990,000	Numericable Group SA EUR Term Loan B11, 3.000%, (EUR003M + 3.000%), 07/31/25	1,140,643	0.3
841,500	Numericable Group SA USD Term Loan B11, 4.730%, (US0003M + 2.750%), 07/31/25	828,177	0.2
3,773,508	Radiate Holdco, LLC 1st Lien Term Loan, 4.980%, (US0003M + 3.000%), 02/01/24	3,724,215	1.0
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Cable & Satellite Television: (continued)
892,121	Telesat Canada Term Loan B4, 4.810%, (US0003M + 3.000%), 11/17/23	$897,028	0.2
1,500,000	UPC Financing Partnership USD Term Loan AR, 4.419%, (US0003M + 2.500%), 01/15/26	1,497,538	0.4
3,245,620	WideOpenWest Finance LLC 2017 Term Loan B, 5.189%, (US0003M + 3.250%), 08/18/23	3,129,995	0.8
EUR 1,000,000	Ziggo Secured Finance BV EUR Term Loan F, 3.000%, (EUR003M + 3.000%), 04/15/25	1,167,132	0.3
		12,384,728	3.2

	Chemicals & Plastics: 4.6%
EUR 689,500	Allnex (Luxembourg) & Cy S.C.A. 2016 EUR Term Loan B1, 3.250%, (EUR003M + 3.250%), 09/13/23	807,068	0.2
693,318	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.568%, (US0003M + 3.250%), 09/13/23	695,917	0.2
522,339	Allnex USA, Inc. USD Term Loan B3, 5.568%, (US0003M + 3.250%), 09/13/23	524,297	0.1
1,340,820	Alpha 3 B.V. 2017 Term Loan B1, 5.302%, (US0003M + 3.000%), 01/31/24	1,344,801	0.3
668,325	Avantor, Inc. 2017 1st Lien Term Loan, 5.980%, (US0003M + 4.000%), 11/21/24	674,800	0.2
EUR 997,500	Avantor, Inc. EUR 2017 1st Lien Term Loan, 4.250%, (EUR003M + 4.250%), 11/21/24	1,176,331	0.3
EUR 997,500	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	1,149,365	0.3
753,113	Diamond (BC) B.V. USD Term Loan, 5.097%, (US0003M + 3.000%), 09/06/24	748,876	0.2
1,178,493	Emerald Performance Materials, LLC New 1st Lien Term Loan, 5.480%, (US0001M + 3.500%), 08/01/21	1,185,491	0.3
360,000	Encapsys, LLC 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 11/07/24	362,100	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics: (continued)
EUR 1,000,000	Klockner-Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/30/22	$1,130,083	0.3
640,853	KMG Chemicals Inc. Term Loan B, 4.730%, (US0003M + 2.750%), 06/15/24	646,461	0.2
821,596	Kraton Polymers, LLC 2018 USD Term Loan, 4.480%, (US0003M + 2.500%), 03/05/25	825,832	0.2
1,454,567	MacDermid, Inc. USD Term Loan B6, 4.980%, (US0003M + 3.000%), 06/07/23	1,465,476	0.4
EUR 450,000	Novacap S.A. EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 06/22/23	521,188	0.1
1,389,160	Plaskolite, Inc. 1st Lien Term Loan, 5.811%, (US0003M + 3.500%), 11/03/22	1,390,896	0.4
305,000	Prince Minerals, Inc. 2018 1st Lien Term Loan, 5.802%, (US0003M + 3.500%), 03/20/25	308,050	0.1
625,757	Tronox Blocked Borrower LLC Term Loan B, 5.302%, (US0003M + 3.000%), 09/22/24	629,929	0.2
1,444,055	Tronox Finance LLC Term Loan B, 5.302%, (US0003M + 3.000%), 09/22/24	1,453,683	0.4
422,875	Venator Materials Corporation Term Loan B, 4.980%, (US0003M + 3.000%), 08/08/24	428,161	0.1
		17,468,805	4.6

	Clothing/Textiles: 0.4%
1,461,338	Varsity Brands, Inc. 2017 Term Loan B, 5.480%, (US0003M + 3.500%), 12/15/24	1,471,232	0.4

	Conglomerates: 0.1%
567,681	Jason Incorporated 1st Lien Term Loan, 6.800%, (US0003M + 4.500%), 06/30/21	560,112	0.1

	Containers & Glass Products: 6.1%
EUR 1,000,000	Albea Beauty Holdings S.A 2018 EUR Term Loan, 3.250%, (EUR003M + 3.250%), 04/22/24	1,168,686	0.3
80,000	Albea Beauty Holdings S.A 2018 USD Term Loan, 5.295%, (US0003M + 3.000%), 04/22/24	80,400	0.0
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Containers & Glass Products: (continued)
1,705,000	Berlin Packaging LLC 2018 Term Loan B, 5.107%, (US0003M + 3.000%), 11/07/25	$1,709,617	0.4
684,825	BWAY Holding Company 2017 Term Loan B, 5.587%, (US0003M + 3.250%), 04/03/24	687,322	0.2
497,503	Consolidated Container Company LLC 2017 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 05/22/24	501,421	0.1
1,426,590	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.308%, (US0003M + 3.000%), 12/29/23	1,425,995	0.4
EUR 1,854,545	Horizon Holdings III SAS EUR Term Loan B4, 2.750%, (EUR006M + 3.000%), 10/29/22	2,156,970	0.6
410,000	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.407%, (US0003M + 3.500%), 05/01/25	412,306	0.1
105,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 9.657%, (US0003M + 7.750%), 05/01/26	106,444	0.0
507,450	Plastipak Packaging, Inc. 2018 Term Loan B, 4.490%, (US0003M + 2.500%), 10/14/24	509,432	0.1
1,422,495	Proampac PG Borrower, LLC 1st LienTerm Loan, 5.514%, (US0003M + 3.500%), 11/18/23	1,431,979	0.4
245,000	Proampac PG Borrower, LLC 2nd Lien Term Loan, 10.461%, (US0003M + 8.500%), 11/18/24	251,125	0.1
5,086,583	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.730%, (US0003M + 3.000%), 02/05/23	5,105,947	1.3
1,491,263	Ring Container Technologies Group, LLC 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 10/31/24	1,494,525	0.4
2,083,670	SIG Combibloc Group AG, 4.730%, (US0001M + 2.750%), 03/13/22	2,098,972	0.6
2,290,000	Titan Acquisition Limited 2018 Term Loan B, 5.056%, (US0003M + 3.500%), 03/28/25	2,278,074	0.6
108,211	TricorBraun Holdings, Inc. 1st Lien Delayed Draw Term Loan, 5.972%, (US0003M + 3.750%), 11/30/23	108,806	0.0

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Containers & Glass Products: (continued)
1,073,951		TricorBraun Holdings, Inc. 1st Lien Term Loan, 6.052%, (US0003M + 3.750%), 11/30/23	$1,079,858	0.3
648,738		Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 5.230%, (US0003M + 3.250%), 10/17/24	647,521	0.2
110,000		Trident TPI Holdings, Inc. 2018 Term Loan, 5.230%, (US0003M + 3.250%), 10/17/24	109,794	0.0
			23,365,194	6.1

		Cosmetics/Toiletries: 0.5%
EUR 1,000,000		Coty Inc. 2018 EUR Term Loan B, 2.500%, (EUR003M + 2.500%), 04/05/25	1,171,389	0.3
853,550		Wellness Merger Sub, Inc. 1st Lien Term Loan, 7.052%, (US0003M + 4.750%), 06/30/24	862,975	0.2
			2,034,364	0.5

		Drugs: 1.8%
1,960,986		Alvogen Pharma US, Inc. Term Loan, 6.980%, (US0003M + 5.000%), 04/02/22	1,975,285	0.5
1,780,000		Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.625%, (US0003M + 3.500%), 05/04/25	1,778,887	0.5
1,332,375		Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.250%, (US0003M + 4.250%), 04/29/24	1,323,715	0.3
594,000		Horizon Pharma, Inc. 2017 1st Lien Term Loan, 5.250%, (US0003M + 3.250%), 03/29/24	595,949	0.2
EUR 832,143	(1)	Nidda Healthcare Holding AG EUR Term Loan B1, 3.500%, (EUR003M + 3.500%), 08/21/24	974,815	0.3
EUR 167,857		Nidda Healthcare Holding AG EUR Term Loan B2, 3.500%, (EUR003M + 3.500%), 08/21/24	196,637	0.0
			6,845,288	1.8

		Ecological Services & Equipment: 0.8%
1,714,112		4L Holdings, LLC 1st Lien Term Loan, 6.480%, (US0003M + 4.500%), 05/08/20	1,544,844	0.4
235,000		Gopher Resource, LLC 1st Lien Term Loan, 5.478%, (US0003M + 3.250%), 03/06/25	236,983	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Ecological Services & Equipment: (continued)
1,226,925	Wrangler Buyer Corp. Term Loan B, 4.730%, (US0003M + 2.750%), 09/27/24	$1,231,754	0.3
		3,013,581	0.8

	Electronics/Electrical: 18.2%
445,000	ABC Financial Services, Inc. 1st Lien Term Loan, 6.159%, (US0003M + 4.250%), 01/02/25	447,781	0.1
1,534,500	Aptean, Inc. 2017 1st Lien Term Loan, 6.560%, (US0003M + 4.250%), 12/20/22	1,538,912	0.4
930,331	ASG Technologies Group, Inc. 2018 Term Loan, 5.480%, (US0003M + 3.500%), 07/31/24	933,238	0.2
EUR 469,371	Avast Software B.V. 2018 EUR Term Loan B, 2.750%, (EUR003M + 2.750%), 09/30/23	551,119	0.1
1,861,440	Avast Software B.V. 2018 USD Term Loan B, 4.493%, (US0003M + 2.500%), 09/30/23	1,872,493	0.5
1,590,000	Barracuda Networks, Inc. 1st Lien Term Loan, 5.168%, (US0003M + 3.250%), 02/12/25	1,599,192	0.4
140,000	Barracuda Networks, Inc. 2nd Lien Term Loan, 9.168%, (US0003M + 7.250%), 02/12/26	140,933	0.0
EUR 1,636,397	BMC Software Finance, Inc. EUR 2017 1st Lien Term Loan, 3.750%, (EUR003M + 3.750%), 09/10/22	1,917,515	0.5
2,342,706	BMC Software Finance, Inc. USD 2017 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 09/10/22	2,348,319	0.6
3,637,611	Compuware Corporation Term Loan B3, 5.480%, (US0003M + 3.500%), 12/15/21	3,673,096	1.0
2,607,977	Epicor Software Corporation 1st Lien Term Loan, 5.240%, (US0003M + 3.750%), 06/01/22	2,624,045	0.7
661,675	Exact Merger Sub LLC 1st Lien Term Loan, 6.552%, (US0003M + 4.250%), 09/27/24	667,671	0.2
220,995	Eze Castle Software Inc. 2017 1st Lien Term Loan, 5.101%, (US0003M + 3.000%), 04/06/20	222,514	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
1,095,000	Eze Castle Software Inc. New 2nd Lien Term Loan, 8.802%, (US0003M + 6.500%), 04/05/21	$1,098,650	0.3
EUR 987,550	Greeneden U.S. Holdings II, LLC 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 12/01/23	1,160,750	0.3
1,009,788	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.802%, (US0003M + 3.500%), 12/01/23	1,016,626	0.3
3,294,294	Hyland Software, Inc. 2017 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 07/01/22	3,325,521	0.9
1,871,100	Informatica Corporation 2018 USD Term Loan, 5.230%, (US0003M + 3.250%), 08/05/22	1,885,522	0.5
3,286,862	Kronos Incorporated 2017 Term Loan B, 5.357%, (US0003M + 3.000%), 11/01/23	3,308,901	0.9
830,875	Lully Finance LLC USD Term Loan B3, 5.460%, (US0001M + 3.500%), 10/14/22	832,952	0.2
414,272	MA FinanceCo., LLC USD Term Loan B3, 4.730%, (US0001M + 2.750%), 06/21/24	411,423	0.1
790,000	Marketo, Inc. 2018 1st Lien Term Loan, 5.613%, (US0003M + 3.250%), 02/07/25	787,902	0.2
435,000	McAfee, LLC 2017 2nd Lien Term Loan, 10.468%, (US0003M + 8.500%), 09/29/25	442,250	0.1
3,233,635	McAfee, LLC 2017 USD Term Loan B, 6.468%, (US0003M + 4.500%), 09/30/24	3,265,971	0.9
2,363,125	MH Sub I, LLC 2017 1st Lien Term Loan, 5.684%, (US0003M + 3.750%), 09/13/24	2,367,556	0.6
810,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.434%, (US0003M + 7.500%), 09/15/25	818,100	0.2
1,960,000	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.576%, (US0003M + 4.250%), 05/16/25	1,964,083	0.5
750,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.576%, (US0003M + 8.250%), 05/16/26	751,500	0.2
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
3,566,552	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 5.362%, (US0003M + 3.000%), 11/03/23	$3,551,690	0.9
3,042,842	Riverbed Technology, Inc. 2016 Term Loan, 5.240%, (US0003M + 3.250%), 04/24/22	3,024,774	0.8
2,419,375	RP Crown Parent LLC Term Loan B, 4.730%, (US0003M + 3.500%), 10/12/23	2,430,717	0.6
2,797,678	Seattle Spinco, Inc. USD Term Loan B3, 4.730%, (US0003M + 2.750%), 06/21/24	2,795,054	0.7
EUR 1,000,000	SGB-SMIT Management GmbH EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 07/18/24	1,110,111	0.3
3,040,257	SkillSoft Corporation 1st Lien Term Loan, 6.898%, (US0003M + 4.750%), 04/28/21	2,866,528	0.7
2,832,900	SolarWinds Holdings, Inc. 2018 Term Loan B, 4.980%, (US0003M + 3.000%), 02/05/24	2,849,801	0.7
640,000	SonicWALL, Inc. 1st Lien Term Loan, 5.826%, (US0003M + 3.500%), 05/01/25	640,800	0.2
265,000	SonicWALL, Inc. 2nd Lien Term Loan, 9.826%, (US0003M + 7.500%), 05/01/26	263,675	0.1
930,521	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 4.480%, (US0003M + 2.500%), 04/16/25	936,865	0.2
2,485,366	SS&C Technologies Inc. 2018 Term Loan B3, 4.480%, (US0003M + 2.500%), 04/16/25	2,502,312	0.7
815,000	TTM Technologies, Inc. 2017 Term Loan, 4.407%, (US0003M + 2.500%), 09/28/24	818,056	0.2
3,118,355	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.802%, (US0003M + 4.500%), 01/27/23	2,956,590	0.8
1,070,333	Xperi Corporation 2018 Term Loan B1, 4.480%, (US0003M + 2.500%), 12/01/23	1,071,225	0.3
		69,792,733	18.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Entertainment: 0.5%
1,765,295	Twin River Management Group, Inc. Term Loan, 5.802%, (US0003M + 3.500%), 07/10/20	$1,778,535	0.5

	Financial Intermediaries: 1.9%
720,000	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 5.107%, (US0003M + 3.000%), 05/23/25	721,800	0.2
459,333	Blucora, Inc. 2017 Term Loan B, 5.056%, (US0003M + 3.000%), 05/22/24	462,013	0.1
1,320,000	Duff & Phelps Corporation 2017 Term Loan B, 5.552%, (US0003M + 3.250%), 02/13/25	1,322,358	0.3
483,788	Edelman Financial Group, The 2017 Term Loan B, 6.732%, (US0003M + 4.250%), 11/11/24	487,643	0.1
2,940,281	First Eagle Holdings, Inc. 2017 1st Lien Term Loan B, 5.302%, (US0003M + 3.000%), 12/01/22	2,963,068	0.8
982,850	Focus Financial Partners, LLC 2018 1st Lien Term Loan, 5.052%, (US0003M + 2.750%), 07/03/24	988,174	0.3
433,902	Priority Payment Systems LLC Term Loan, 6.990%, (US0003M + 5.000%), 01/03/23	439,325	0.1
		7,384,381	1.9

	Food Products: 3.6%
910,425	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.863%, (US0003M + 3.500%), 07/07/24	917,253	0.3
420,000	CH Guenther & Son, Incorporated 2018 Term Loan B, 4.730%, (US0003M + 2.750%), 03/31/25	422,888	0.1
423,150	CSM Bakery Solutions LLC 1st Lien Term Loan, 6.310%, (US0003M + 4.000%), 07/03/20	416,671	0.1
1,053,250	Del Monte Foods, Inc. 1st Lien Term Loan, 5.583%, (US0003M + 3.250%), 02/18/21	870,687	0.2
2,315,000	IRB Holding Corp 1st Lien Term Loan, 5.214%, (US0003M + 3.250%), 02/05/25	2,332,362	0.6
1,730,019	JBS USA, LLC 2017 Term Loan B, 4.678%, (US0003M + 2.500%), 10/30/22	1,727,702	0.5
2,000,000	JBS USA, LLC 2018 Term Loan B, 4.607%, (US0003M + 2.500%), 10/30/22	1,997,322	0.5
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Products: (continued)
972,650	NPC International, Inc. 1st Lien Term Loan, 5.480%, (US0003M + 3.500%), 04/19/24	$982,984	0.3
327,500	NPC International, Inc. 2nd Lien Term Loan, 9.480%, (US0003M + 7.500%), 04/18/25	335,688	0.1
EUR 1,355,000	Sigma Bidco B.V. 2018 EUR Term Loan B, 5.607%, (EUR003M + 3.500%), 03/06/25	1,574,040	0.4
845,000	Sigma Bidco B.V. 2018 USD Term Loan B, 5.107%, (US0003M + 3.000%), 02/23/25	846,849	0.2
EUR 1,000,000	Valeo F1 Company Limited (Ireland) 2017 EUR Term Loan B, 3.750%, (EUR003M + 3.750%), 08/27/24	1,175,313	0.3
		13,599,759	3.6

	Food Service: 1.9%
1,212,466	CEC Entertainment Concepts, L.P. Term Loan, 5.230%, (US0003M + 3.250%), 02/14/21	1,137,697	0.3
275,000	Fogo de Chao Churrascaria Holdings LLC 2018 Term Loan, 6.480%, (US0003M + 4.500%), 04/07/25	278,094	0.1
2,296,133	Golden Nugget, Inc. 2017 Incremental Term Loan, 4.708%, (US0003M + 2.750%), 10/04/23	2,312,702	0.6
1,040,000	Hearthside Food Solutions, LLC 2018 Term Loan B, 5.107%, (US0003M + 3.000%), 05/23/25	1,037,408	0.3
355,000	K-Mac Holdings Corp 2018 1st Lien Term Loan, 5.184%, (US0003M + 3.250%), 03/07/25	357,145	0.1
190,000	K-Mac Holdings Corp 2018 2nd Lien Term Loan, 8.684%, (US0003M + 6.750%), 03/06/26	191,900	0.0
1,086,667	Manitowoc Foodservice, Inc. Term Loan B, 4.730%, (US0003M + 3.000%), 03/03/23	1,091,408	0.3
850,000	Tacala, LLC 1st Lien Term Loan, 5.159%, (US0003M + 3.250%), 01/31/25	856,375	0.2
170,000	Tacala, LLC 2nd Lien Term Loan, 8.909%, (US0003M + 7.000%), 01/30/26	171,700	0.0
		7,434,429	1.9

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food/Drug Retailers: 3.6%
2,514,668	Albertsons, LLC USD 2017 Term Loan B4, 4.730%, (US0001M + 2.750%), 08/25/21	$2,492,272	0.7
1,989,975	Albertsons, LLC USD 2017 Term Loan B6, 5.319%, (US0003M + 3.000%), 06/22/23	1,968,831	0.5
858,181	Alphabet Holding Company, Inc. 2017 1st Lien Term Loan, 5.480%, (US0003M + 3.500%), 09/26/24	757,345	0.2
635,000	Alphabet Holding Company, Inc. 2017 2nd Lien Term Loan, 9.730%, (US0003M + 7.750%), 09/26/25	500,063	0.1
EUR 1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 5.607%, (EUR003M + 3.500%), 05/09/25	1,166,310	0.3
1,330,000	EG Finco Limited 2018 USD Term Loan, 6.140%, (US0003M + 4.000%), 02/07/25	1,328,614	0.3
260,000	EG Group Limited 2018 USD Term Loan B, 6.107%, (US0003M + 4.000%), 02/06/25	259,431	0.1
2,156,481	Moran Foods LLC Term Loan, 7.980%, (US0003M + 6.000%), 12/05/23	1,752,141	0.5
410,075	Portillos Holdings, LLC 1st Lien Term Loan, 6.802%, (US0003M + 4.500%), 08/02/21	410,332	0.1
1,050,000	Smart & Final Stores LLC 1st Lien Term Loan, 5.480%, (US0003M + 3.500%), 11/15/22	1,029,328	0.3
787,589	Supervalu Inc. 2017 Delayed Draw Term Loan, 5.480%, (US0003M + 3.500%), 06/08/24	788,278	0.2
1,312,648	Supervalu Inc. 2017 Term Loan B, 5.480%, (US0003M + 3.500%), 06/08/24	1,313,797	0.3
		13,766,742	3.6

	Forest Products: 0.3%
982,538	Blount International Inc. USD 2017 Term Loan B, 6.157%, (US0003M + 4.250%), 04/12/23	996,047	0.3

	Health Care: 15.5%
1,882,731	Acadia Healthcare Company, Inc. 2018 Term Loan B4, 4.480%, (US0003M + 2.500%), 02/16/23	1,898,028	0.5
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
1,675,000	ADMI Corp. 2018 Term Loan B, 5.357%, (US0003M + 3.250%), 04/04/25	$1,681,020	0.5
803,058	Air Methods Corporation 2017 Term Loan B, 5.802%, (US0003M + 3.500%), 04/21/24	799,419	0.2
1,021,140	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.428%, (US0003M + 3.500%), 05/10/23	1,023,214	0.3
3,007,213	Auris Luxembourg III S.a.r.l. 2017 USD Term Loan B7, 5.302%, (US0003M + 3.000%), 01/17/22	3,022,249	0.8
850,725	Carestream Dental Equiment, Inc 2017 1st Lien Term Loan B, 5.552%, (US0003M + 4.000%), 09/01/24	852,187	0.2
3,960,000	Change Healthcare Holdings LLC 2017 Term Loan B, 4.730%, (US0001M + 2.750%), 03/01/24	3,962,827	1.0
2,014,945	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 5.358%, (US0003M + 3.000%), 06/07/23	2,031,526	0.5
EUR 1,000,000	Cidron Atrium SE 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 02/28/25	1,170,950	0.3
332,488	Commerce Merger Sub, Inc. 2017 1st Lien Term Loan, 5.302%, (US0003M + 3.250%), 06/28/24	333,734	0.1
1,423,328	Concentra Inc. 2018 1st Lien Term Loan, 4.660%, (US0003M + 2.750%), 06/01/22	1,434,893	0.4
EUR 1,000,000	Constantin Investissement 4 EUR Term Loan B, 5.607%, (EUR003M + 3.500%), 04/22/24	1,171,810	0.3
390,000	Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.490%, (US0003M + 4.500%), 12/20/24	394,388	0.1
898,466	Envision Healthcare Corp Term Loan B, 4.990%, (US0003M + 3.000%), 12/01/23	901,976	0.2
1,898,160	ExamWorks Group, Inc. 2017 Term Loan, 5.230%, (US0003M + 3.250%), 07/27/23	1,913,820	0.5
3,873,285	Global Medical Response, Inc. 2018 Term Loan B1, 5.173%, (US0003M + 3.250%), 04/28/22	3,874,629	1.0

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
866,842		Greenway Health, LLC 2017 1st Lien Term Loan, 6.050%, (US0003M + 4.250%), 02/14/24	$868,468	0.2
1,270,000		Inovalon Holdings, Inc. 2018 Term Loan B, 5.438%, (US0003M + 3.500%), 04/02/25	1,246,584	0.3
2,338,924		Jaguar Holding Company II 2018 Term Loan, 4.649%, (US0003M + 2.500%), 08/18/22	2,340,203	0.6
655,038		Kinetic Concepts, Inc. 2017 USD Term Loan B, 5.552%, (US0003M + 3.250%), 02/02/24	659,295	0.2
1,553,406		MPH Acquisition Holdings LLC 2016 Term Loan B, 5.052%, (US0003M + 2.750%), 06/07/23	1,558,815	0.4
1,057,074		nThrive, Inc. 2016 1st Lien Term Loan, 6.480%, (US0003M + 4.500%), 10/20/22	1,058,725	0.3
2,430,000		NVA Holdings, Inc. Term Loan B3, 5.052%, (US0003M + 2.750%), 02/02/25	2,437,594	0.6
466,029		Owens & Minor, Inc. Term Loan B, 6.480%, (US0003M + 4.500%), 05/01/25	457,487	0.1
2,435,760		Parexel International Corporation Term Loan B, 4.730%, (US0003M + 2.750%), 09/27/24	2,435,760	0.6
1,033,088		Pearl Intermediate Parent LLC 2018 1st Lien Term Loan, 4.684%, (US0003M + 2.750%), 02/14/25	1,024,049	0.3
100,000		Pearl Intermediate Parent LLC 2018 2nd Lien Term Loan, 8.184%, (US0003M + 6.250%), 02/13/26	100,375	0.0
303,849	(1)	Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan, 1.000%, (US0003M + 2.750%), 02/14/25	301,191	0.1
995,000		PharMerica Corporation 1st Lien Term Loan, 5.428%, (US0003M + 3.500%), 12/06/24	999,146	0.3
602,375		Press Ganey Holdings, Inc. 2018 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 10/21/23	605,638	0.2
67,416		Press Ganey Holdings, Inc. 2nd Lien Term Loan, 8.480%, (US0003M + 7.250%), 10/21/24	68,638	0.0
818,658		Prospect Medical Holdings, Inc. 2018 Term Loan B, 7.438%, (US0003M + 5.500%), 02/22/24	820,705	0.2
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
1,673,100	Select Medical Corporation 2017 Term Loan B, 4.681%, (US0003M + 2.750%), 03/01/21	$1,689,309	0.5
3,193,616	Sotera Health Holdings, LLC 2017 Term Loan B, 4.980%, (US0003M + 3.000%), 05/15/22	3,209,584	0.8
1,532,300	Surgery Center Holdings, Inc. 2017 Term Loan B, 5.350%, (US0001M + 3.250%), 09/02/24	1,532,300	0.4
1,683,000	Team Health Holdings, Inc. 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 02/06/24	1,627,251	0.4
521,063	Tecomet Inc. 2017 Repriced Term Loan, 5.414%, (US0003M + 3.750%), 05/01/24	525,622	0.1
998,834	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 4.980%, (US0003M + 3.000%), 06/23/24	1,002,996	0.3
3,423,706	U.S. Renal Care, Inc. 2015 Term Loan B, 6.552%, (US0003M + 4.250%), 12/31/22	3,410,011	0.9
970,000	Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.107%, (US0003M + 3.000%), 05/17/25	972,804	0.3
565,702	Valeant Pharmaceuticals International, Inc. Term Loan B Series F4, 5.420%, (US0001M + 3.500%), 04/01/22	567,735	0.2
371,017	Vizient, Inc. 1st Lien Term Loan B, 4.730%, (US0001M + 3.500%), 02/13/23	374,264	0.1
498,750	Wink Holdco, Inc 1st Lien Term Loan B, 4.980%, (US0003M + 3.000%), 12/02/24	497,482	0.1
295,000	Wink Holdco, Inc 2nd Lien Term Loan B, 8.740%, (US0003M + 6.750%), 11/03/25	295,000	0.1
		59,153,701	15.5

	Healthcare - Products: 0.1%
522,375	Albany Molecular Research, Inc. 2017 1st Lien Term Loan, 5.230%, (US0003M + 3.750%), 08/30/24	522,484	0.1

	Home Furnishings: 1.1%
746,250	Global Appliance Inc. Term Loan B, 5.990%, (US0003M + 4.000%), 09/29/24	759,542	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Home Furnishings: (continued)
1,207,962	Hillman Group Inc. (The) Term Loan B, 5.802%, (US0003M + 3.500%), 06/30/21	$1,213,247	0.3
1,541,830	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 05/02/22	1,540,384	0.4
700,982	Serta Simmons Bedding, LLC 1st Lien Term Loan, 5.724%, (US0003M + 3.500%), 11/08/23	621,464	0.2
		4,134,637	1.1

	Industrial Equipment: 3.7%
482,348	Accudyne Industries, LLC 2017 Term Loan, 5.230%, (US0003M + 3.750%), 08/18/24	484,459	0.1
1,223,417	Columbus McKinnon Corporation 2018 Term Loan B, 4.802%, (US0003M + 2.500%), 01/31/24	1,233,327	0.3
2,988,950	Cortes NP Acquisition Corporation 2017 Term Loan B, 5.909%, (US0003M + 4.000%), 11/30/23	2,960,893	0.8
782,842	EWT Holdings III Corp. 2017 Repriced Term Loan, 5.302%, (US0003M + 3.000%), 12/20/24	789,448	0.2
558,999	ExGen Renewables IV, LLC Term Loan B, 5.307%, (US0003M + 3.000%), 11/28/24	562,492	0.1
585,000	Filtration Group Corporation 2018 1st Lien Term Loan, 5.302%, (US0003M + 3.000%), 03/29/25	588,839	0.2
EUR 1,990,000	Gardner Denver, Inc. 2017 EUR Term Loan B, 3.000%, (EUR003M + 3.000%), 07/30/24	2,330,773	0.6
1,885,567	Gardner Denver, Inc. 2017 USD Term Loan B, 5.052%, (US0003M + 2.750%), 07/30/24	1,896,173	0.5
664,875	Global Brass & Copper, Inc. 2016 Term Loan B, 4.500%, (US0003M + 2.500%), 07/18/23	669,446	0.2
605,000	Horizon Global Corporation 2018 Term Loan B, 7.107%, (US0003M + 5.000%), 02/16/24	571,725	0.1
787,066	Kenan Advantage Group, Inc. 2015 Term Loan, 4.980%, (US0003M + 3.000%), 07/31/22	789,689	0.2
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Industrial Equipment: (continued)
239,347	Kenan Advantage Group, Inc. CAD Term Loan B, 4.980%, (US0003M + 3.000%), 07/31/22	$240,145	0.1
370,000	Robertshaw US Holding Corp 2018 1st Lien Term Loan, 5.500%, (US0003M + 3.500%), 02/28/25	371,735	0.1
220,000	Safe Fleet Acquisition, Corp. 2018 1st Lien Term Loan, 4.910%, (US0003M + 3.000%), 02/01/25	219,588	0.1
180,000	Safe Fleet Acquisition, Corp. 2018 2nd Lien Term Loan, 8.660%, (US0003M + 6.750%), 02/01/26	180,337	0.0
215,000	Waterjet Holdings, Inc. Term Loan, 5.041%, (US0003M + 3.000%), 04/03/25	216,209	0.1
		14,105,278	3.7

	Insurance: 7.2%
3,286,883	Acrisure, LLC 2017 Term Loan B, 6.609%, (US0003M + 4.250%), 11/22/23	3,314,822	0.9
2,720,624	Alliant Holdings I, Inc. 2018 Term Loan B, 4.929%, (US0003M + 3.000%), 05/09/25	2,721,962	0.7
2,044,125	AmWINS Group, Inc. 2017 Term Loan B, 4.697%, (US0001M + 2.750%), 01/25/24	2,051,081	0.5
195,000	AmWINS Group, Inc. Second Lien, 8.730%, (US0003M + 6.750%), 01/25/25	197,031	0.1
1,373,100	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.302%, (US0003M + 3.000%), 09/19/24	1,384,829	0.4
340,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.302%, (US0003M + 7.000%), 09/19/25	352,750	0.1
2,162,220	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.230%, (US0003M + 3.250%), 10/22/24	2,166,274	0.6
1,270,400	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.990%, (US0003M + 3.000%), 04/27/24	1,275,032	0.3
150,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 8.730%, (US0003M + 6.750%), 04/27/25	151,875	0.0
428,132	CH Hold Corp. 1st Lien Term Loan, 4.980%, (US0003M + 3.000%), 02/01/24	430,273	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Insurance: (continued)
3,025,000	Hub International Limited 2018 Term Loan B, 5.360%, (US0003M + 3.000%), 04/25/25	$3,025,000	0.8
2,444,063	NFP Corp. Term Loan B, 4.980%, (US0003M + 3.500%), 01/08/24	2,448,137	0.6
1,825,000	Sedgwick Claims Management Services, Inc. Incremental 2nd Lien Term Loan, 8.057%, (US0003M + 5.750%), 02/28/22	1,835,837	0.5
450,000	Sedgwick, Inc. 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 03/01/21	450,140	0.1
2,300,000	Sedgwick, Inc. 2nd Lien Term Loan, 7.730%, (US0003M + 5.750%), 02/28/22	2,313,657	0.6
1,890,500	USI, Inc. 2017 Repriced Term Loan, 5.302%, (US0003M + 3.000%), 05/16/24	1,897,589	0.5
1,352,021	VF Holding Corp Reprice Term Loan, 5.230%, (US0003M + 3.250%), 06/30/23	1,356,153	0.4
		27,372,442	7.2

	Leisure Good/Activities/Movies: 8.2%
1,455,000	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.857%, (US0003M + 3.750%), 05/24/25	1,456,819	0.4
3,850,000	24 Hour Fitness Worldwide, Inc. New Term Loan B, 6.052%, (US0003M + 3.750%), 05/28/21	3,858,663	1.0
505,000	Airxcel, Inc. 2018 1st Lien Term Loan, 6.468%, (US0003M + 4.500%), 04/25/25	506,263	0.1
215,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 10.857%, (US0003M + 8.750%), 04/27/26	209,625	0.1
900,927	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 4.890%, (US0003M + 3.250%), 09/18/24	901,020	0.2
EUR 500,000	Crown Finance US, Inc. 2018 EUR Term Loan, 2.625%, (EUR003M + 2.625%), 02/28/25	584,160	0.2
2,375,000	Crown Finance US, Inc. 2018 USD Term Loan, 4.480%, (US0003M + 2.500%), 02/28/25	2,368,732	0.6
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Leisure Good/Activities/Movies: (continued)
2,265,043	Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 4.480%, (US0003M + 2.500%), 02/01/24	$2,257,494	0.6
2,079,053	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.980%, (US0003M + 3.000%), 03/08/24	2,089,124	0.5
170,000	Equinox Holdings, Inc. 2017 2nd Lien Term Loan, 8.980%, (US0003M + 7.000%), 09/06/24	174,250	0.0
3,792,392	Fitness International, LLC 2018 Term Loan B, 5.530%, (US0003M + 3.250%), 04/18/25	3,815,620	1.0
EUR 1,000,000	Fugue Finance B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/01/24	1,168,028	0.3
EUR 1,000,000	GVC Holdings PLC 2018 EUR Term Loan, 2.750%, (EUR003M + 2.750%), 03/29/24	1,169,538	0.3
780,000	GVC Holdings PLC 2018 USD Term Loan, 4.480%, (US0003M + 2.500%), 03/29/24	782,925	0.2
1,390,744	Kingpin Intermediate Holdings LLC 2017 1st Lien Term Loan B, 6.230%, (US0003M + 4.250%), 06/28/24	1,406,355	0.4
2,102,256	LTF Merger Sub, Inc. 2017 Term Loan B, 5.056%, (US0003M + 2.750%), 06/10/22	2,108,333	0.6
EUR 661,650	NEP Europe Finco B.V. EUR Incremental Term Loan, 3.750%, (EUR003M + 3.500%), 01/03/24	778,659	0.2
1,561,278	NEP/NCP Holdco, Inc. 2017 2nd Lien Term Loan, 9.339%, (US0003M + 7.000%), 01/23/23	1,576,891	0.4
822,671	NEP/NCP Holdco, Inc. Incremental Term Loan, 5.552%, (US0003M + 3.250%), 07/21/22	826,785	0.2
486,577	SRAM, LLC 2018 Term Loan B, 4.842%, (US0003M + 2.750%), 03/15/24	489,010	0.1
EUR 1,000,000	Stage Entertainment B.V. EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 06/29/24	1,179,097	0.3
589,333	Winnebago Industries, Inc. 2017 Term Loan, 5.547%, (US0003M + 3.500%), 11/08/23	593,753	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Leisure Good/Activities/Movies: (continued)
EUR 1,000,000	Zodiac Pool Solutions LLC 2018 EUR Term Loan B, 4.857%, (EUR003M + 2.750%), 03/07/25	$1,171,973	0.3
		31,473,117	8.2

	Lodging & Casinos: 5.0%
4,794,388	Amaya Hldgs B V 2018 USD Term Loan B, 5.325%, (US0003M + 3.000%), 04/06/25	4,805,598	1.3
297,750	Belmond Interfin Ltd. Dollar Term Loan, 4.730%, (US0003M + 2.750%), 07/03/24	298,867	0.1
4,099,725	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 4.730%, (US0003M + 2.750%), 12/22/24	4,107,777	1.1
307,200	CBAC Borrower, LLC 2017 Term Loan B, 5.980%, (US0003M + 4.000%), 07/05/24	309,888	0.1
1,449,050	Everi Payments Inc. Term Loan B, 4.980%, (US0003M + 3.000%), 05/09/24	1,458,408	0.4
1,700,738	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 4.980%, (US0003M + 3.000%), 10/20/24	1,704,989	0.4
475,000	Golden Entertainment, Inc. 2017 2nd Lien Term Loan, 8.970%, (US0003M + 7.000%), 10/20/25	485,688	0.1
4,358,789	Scientific Games International, Inc. 2018 Term Loan B5, 4.730%, (US0003M + 2.750%), 08/14/24	4,381,263	1.1
1,577,987	Station Casinos LLC 2016 Term Loan B, 4.490%, (US0003M + 2.500%), 06/08/23	1,581,113	0.4
		19,133,591	5.0

	Nonferrous Metals/Minerals: 1.4%
998,719	Fairmount Santrol, Inc. 2017 Term Loan B, 8.302%, (US0003M + 6.000%), 11/01/22	1,003,712	0.2
1,540,000	U.S. Silica Company 2018 Term Loan B, 5.813%, (US0003M + 4.000%), 05/01/25	1,553,668	0.4
2,970,000	Unimin Corporation Term Loan, 5.857%, (US0003M + 3.750%), 04/09/25	2,978,043	0.8
		5,535,423	1.4

	Oil & Gas: 2.2%
515,000	Brazos Delaware II, LLC Term Loan B, 5.948%, (US0003M + 4.000%), 05/21/25	515,000	0.1
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Oil & Gas: (continued)
317,871		Crestwood Holdings LLC 2018 Term Loan B, 9.420%, (US0003M + 7.500%), 03/06/23	$315,089	0.1
687,919		FTS International, Inc. New Term Loan B, 6.730%, (US0003M + 4.750%), 04/16/21	693,365	0.2
728,175		Glass Mountain Pipeline Holdings, LLC Term Loan B, 6.830%, (US0003M + 4.500%), 12/23/24	726,354	0.2
6,525,750	(2),(3)	HGIM Corp. Term Loan B, 5.607%, 06/18/20	2,724,501	0.7
955,000		McDermott Technology Americas Inc 2018 1st Lien Term Loan, 6.908%, (US0003M + 5.000%), 05/10/25	964,789	0.3
1,361,588		Medallion Midland Acquisition, LLC 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 10/30/24	1,342,441	0.3
358,979		MEG Energy Corp. 2017 Term Loan B, 5.810%, (US0003M + 3.500%), 12/31/23	360,101	0.1
907,725		Navitas Midstream Midland Basin, LLC Term Loan B, 6.434%, (US0003M + 4.500%), 12/13/24	908,292	0.2
			8,549,932	2.2

		Publishing: 1.2%
1,725,000		Meredith Corporation Term Loan B, 4.980%, (US0003M + 3.000%), 01/31/25	1,733,356	0.5
1,951,233		Merrill Communications, LLC 2015 Term Loan, 7.609%, (US0003M + 5.250%), 06/01/22	1,970,745	0.5
753,612		Tribune Media Company Term Loan C, 4.980%, (US0003M + 3.000%), 01/27/24	755,019	0.2
180,814		Tribune Media Company Term Loan, 4.980%, (US0003M + 3.000%), 12/27/20	181,349	0.0
			4,640,469	1.2

		Radio & Television: 3.1%
2,157,688		A-L Parent LLC 2016 1st Lien Term Loan, 5.240%, (US0003M + 3.250%), 12/01/23	2,176,567	0.6
1,916,012		CBS Radio Inc. 2017 Term Loan B, 4.698%, (US0003M + 2.750%), 11/17/24	1,913,218	0.5
2,440,598	(2)	Cumulus Media Holdings Inc. 2013 Term Loan, 5.240%, (US0003M + 3.250%), 12/19/20	2,130,031	0.6

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Radio & Television: (continued)
145,428	Mission Broadcasting, Inc. 2017 Term Loan B2, 4.407%, (US0003M + 2.500%), 01/17/24	$145,973	0.0
1,131,842	Nexstar Broadcasting, Inc. 2017 Term Loan B2, 4.407%, (US0003M + 2.500%), 01/17/24	1,136,087	0.3
2,005,000	Sinclair Television Group Inc. 2017 Term Loan B, 4.607%, (US0003M + 2.500%), 12/12/24	2,007,747	0.5
2,541,088	Univision Communications Inc. Term Loan C5, 4.730%, (US0003M + 2.750%), 03/15/24	2,455,151	0.6
		11,964,774	3.1

	Retailers (Except Food & Drug): 7.9%
1,160,729	Abercrombie & Fitch Management Co. Term Loan B, 5.730%, (US0003M + 3.750%), 08/07/21	1,163,631	0.3
497,260	Academy, Ltd. 2015 Term Loan B, 5.942%, (US0003M + 4.000%), 07/01/22	395,632	0.1
1,526,121	Ascena Retail Group, Inc. 2015 Term Loan B, 6.500%, (US0003M + 4.500%), 08/21/22	1,339,934	0.3
995,000	Bass Pro Group, LLC Term Loan B, 6.980%, (US0003M + 5.000%), 09/25/24	1,001,063	0.3
1,952,365	Belk, Inc. TL B 1L, 7.087%, (US0003M + 4.750%), 12/12/22	1,522,235	0.4
3,141,650	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 5.423%, (US0003M + 3.750%), 02/03/24	3,151,663	0.8
647,240	BJs Wholesale Club, Inc. 2017 2nd Lien Term Loan, 9.423%, (US0003M + 7.500%), 02/03/25	656,023	0.2
1,356,956	General Nutrition Centers, Inc. 2018 Term Loan B, 10.740%, (US0003M + 8.750%), 03/04/21	1,296,458	0.3
314,279	General Nutrition Centers, Inc. FILO Term Loan, 8.990%, (US0003M + 7.000%), 12/31/22	325,279	0.1
2,516,759	Jo-Ann Stores, Inc. 2016 Term Loan, 7.509%, (US0003M + 5.000%), 10/20/23	2,505,748	0.6
250,000	Jo-Ann Stores, Inc. 2018 2nd Lien Term Loan, 11.581%, (US0003M + 9.250%), 05/02/24	248,125	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
1,939,693	Leslies Poolmart, Inc. 2016 Term Loan, 5.480%, (US0003M + 3.500%), 08/16/23	$1,954,484	0.5
2,987,577	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.407%, (US0003M + 3.500%), 03/20/25	3,014,938	0.8
272,280	National Vision, Inc. 2017 Repriced Term Loan, 4.730%, (US0003M + 2.750%), 11/20/24	272,280	0.1
2,347,857	Neiman Marcus Group, Inc. (The) 2020 TL B, 5.173%, (US0003M + 3.250%), 10/25/20	2,082,991	0.5
1,055,044	Party City Holdings Inc. 2018 Term Loan B, 4.941%, (US0003M + 2.750%), 08/19/22	1,060,648	0.3
EUR 2,090,000	Peer Holding B.V. 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 02/13/25	2,435,986	0.6
2,592,825	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.609%, (US0003M + 3.250%), 01/26/23	1,833,498	0.5
3,332,873	PetSmart, Inc., 4.920%, (US0003M + 3.000%), 03/11/22	2,610,353	0.7
1,400,000	Shutterfly, Inc. Term Loan B2, 4.730%, (US0003M + 2.750%), 08/17/24	1,410,718	0.4
		30,281,687	7.9

	Steel: 0.5%
1,825,000	GrafTech Finance, Inc. 2018 Term Loan B, 5.423%, (US0003M + 3.500%), 02/12/25	1,837,547	0.5

	Surface Transport: 1.2%
386,100	AI Mistral Holdco Limited 2017 Term Loan B, 4.980%, (US0003M + 3.000%), 03/09/24	385,255	0.1
2,448,863	Navistar International Corporation 2017 1st Lien Term Loan B, 5.430%, (US0003M + 3.500%), 11/06/24	2,468,760	0.6
1,332,349	OSG Bulk Ships, Inc OBS Term Loan, 6.770%, (US0003M + 4.250%), 08/05/19	1,322,356	0.4
338,300	PODS, LLC Term Loan B3, 4.928%, (US0003M + 3.000%), 12/06/24	339,251	0.1
		4,515,622	1.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Telecommunications: 8.4%
747,350	Altice Financing SA 2017 USD Term Loan B, 5.098%, (US0003M + 2.750%), 07/15/25	$736,607	0.2
1,303,450	Altice Financing SA USD 2017 1st Lien Term Loan, 5.098%, (US0003M + 2.750%), 01/31/26	1,287,483	0.3
380,000	Asurion LLC 2017 2nd Lien Term Loan, 7.980%, (US0003M + 6.000%), 08/04/25	389,500	0.1
1,841,583	Asurion LLC 2017 Term Loan B4, 4.730%, (US0003M + 2.750%), 08/04/22	1,850,216	0.5
2,558,286	Asurion LLC 2018 Term Loan B6, 4.730%, (US0003M + 2.750%), 11/03/23	2,571,763	0.7
2,024,925	Avaya, Inc. Exit Term Loan B, 6.684%, (US0003M + 4.750%), 12/15/24	2,039,749	0.5
3,192,000	CenturyLink, Inc. 2017 Term Loan B, 4.730%, (US0003M + 2.750%), 01/31/25	3,156,661	0.8
1,014,561	Communications Sales & Leasing, Inc. 2017 Term Loan B, 4.980%, (US0003M + 3.000%), 10/24/22	988,664	0.3
1,642,097	Consolidated Communications, Inc. 2016 Term Loan B, 4.990%, (US0003M + 3.000%), 10/04/23	1,632,176	0.4
1,492,833	Global Tel*Link Corporation 1st Lien Term Loan, 6.302%, (US0003M + 4.000%), 05/23/20	1,504,962	0.4
850,000	Global Tel*Link Corporation 2nd Lien Term Loan, 10.552%, (US0003M + 7.750%), 11/23/20	854,958	0.2
EUR 1,000,000	GTT Communications, Inc. 2018 EUR Term Loan, 5.357%, (EUR003M + 3.250%), 04/26/25	1,167,954	0.3
1,180,000	MTN Infrastructure TopCo Inc 1st Lien Term Loan B, 4.980%, (US0003M + 3.000%), 11/15/24	1,187,130	0.3
1,487,500	Numericable Group SA USD Term Loan B12, 5.348%, (US0003M + 3.000%), 01/31/26	1,467,047	0.4
1,183,125	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.480%, (US0003M + 4.500%), 11/01/24	1,194,032	0.3
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Telecommunications: (continued)
144,000	Securus Technologies Holdings, Inc. 2018 Delayed Draw Term Loan, 6.607%, (US0003M + 4.500%), 11/01/24	$144,900	0.0
860,000	Speedcast International Limited Term Loan B, 5.001%, (US0003M + 2.500%), 05/02/25	862,329	0.2
1,690,369	Sprint Communications, Inc. 1st Lien Term Loan B, 4.500%, (US0003M + 2.500%), 02/02/24	1,692,482	0.4
1,330,000	Syniverse Holdings, Inc. 2018 1st Lien Term Loan, 6.928%, (US0003M + 5.000%), 03/09/23	1,342,801	0.4
465,000	Syniverse Holdings, Inc. 2018 2nd Lien Term Loan, 10.928%, (US0003M + 9.000%), 03/11/24	463,256	0.1
1,600,000	Telenet Financing USD LLC USD Term Loan AN, 4.357%, (US0003M + 2.250%), 08/17/26	1,601,000	0.4
EUR 500,000	Telenet International Finance S.a.r.l. EUR Term Loan AM, 2.750%, (EUR003M + 2.750%), 12/15/27	584,224	0.2
EUR 500,000	Telenet International Finance S.a.r.l. EUR Term Loan AO, 4.607%, (EUR003M + 2.500%), 12/15/27	584,224	0.2
1,435,000	Telenet International Finance S.a.r.l. USD Term Loan AL, 4.419%, (US0003M + 2.500%), 03/01/26	1,435,149	0.4
667,690	U.S. Telepacific Corporation 2017 Term Loan B, 7.302%, (US0003M + 5.000%), 05/02/23	657,396	0.2
668,059	Windstream Corporation Repriced Term Loan B6, 5.940%, (US0003M + 4.000%), 03/29/21	642,172	0.2
		32,038,835	8.4

	Utilities: 3.2%
1,097,250	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 4.480%, (US0003M + 2.500%), 01/15/25	1,097,446	0.3
570,328	EFS Cogen Holdings I LLC 2016 Term Loan B, 5.560%, (US0003M + 3.500%), 06/28/23	572,467	0.2
914,059	Entergy Rhode Island State Energy, L.P. Term Loan B, 6.740%, (US0003M + 4.750%), 12/17/22	923,199	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Utilities: (continued)
505,000		Frontera Generation Holdings LLC 2018 Term Loan B, 6.159%, (US0003M + 4.250%), 05/02/25	$506,789	0.1
1,184,118		Helix Gen Funding, LLC Term Loan B, 5.730%, (US0003M + 3.750%), 06/02/24	1,189,021	0.3
1,604,625		Longview Power LLC Term Loan B, 8.360%, (US0003M + 6.000%), 04/13/21	1,379,977	0.4
488,074		Middle River Power LLC Term Loan B, 9.302%, (US0003M + 7.000%), 10/18/22	456,349	0.1
635,695		Nautilus Power, LLC Term Loan B, 6.230%, (US0003M + 4.250%), 05/16/24	641,953	0.2
1,574,271		Southeast PowerGen, LLC Term Loan B, 5.490%, (US0003M + 3.500%), 12/02/21	1,479,815	0.4
2,055,595		TPF II Power, LLC Term Loan B, 5.730%, (US0003M + 3.750%), 10/02/23	2,060,253	0.5
1,815,000		Vistra Energy Corp. 1st Lien Term Loan B3, 4.107%, (US0003M + 2.000%), 12/01/25	1,812,570	0.5
			12,119,839	3.2

	Total Senior Loans
	(Cost $567,357,204)		560,121,992	146.4

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.2%
75,790	(3)	Cengage Learning Holdings II L.P.	454,740	0.1
42,798	(3)	Everyware Global, Inc.	345,080	0.1
156,376	(3)	Longview Power LLC	58,016	0.0
57,894	(3)	Millennium Health, LLC	868	0.0
–	(3),(4)	Millennium Health, LLC Corporate Claims Trust	–	0.0
111	(3)	Southcross Holdings GP LLC	–	0.0
111	(3)	Southcross Holdings LP Class A	32,468	0.0
	Total Equities and Other Assets
	(Cost $4,962,160)		891,172	0.2

	Total Investments (Cost $572,319,364)		$561,013,164	146.6
	Liabilities in Excess of Other Assets		(178,394,424)	(46.6)
	Net Assets		$382,618,740	100.0
*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note X for additional details.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Non-income producing security.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:
EUR003M	-	3-month EURIBOR
EUR006M	-	6-month EURIBOR
PRIME	-	Federal Reserve Bank Prime Loan Rate
US0001M	-	1-month LIBOR
US0003M	-	3-month LIBOR

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Senior Loans	$–	$560,121,992	$–	$560,121,992
Equities and Other Assets	–	891,172	–	891,172
Total Investments, at fair value	$–	$561,013,164	$–	$561,013,164
Other Financial Instruments+
Forward Foreign Currency Contracts	–	449,996	–	449,996
Total Assets	$–	$561,463,160	$–	$561,463,160
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(2,992)	$–	$(2,992)
Total Liabilities	$–	$(2,992)	$–	$(2,992)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2018, the following forward foreign currency contracts were outstanding for Voya Senior Income Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,169,530	EUR 1,000,000	State Street Bank & Trust Co.	07/12/18	$(2,992)
USD 38,697,661	EUR 32,620,000	State Street Bank & Trust Co.	07/12/18	449,996
				$447,004

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2018 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives

Foreign exchange contracts	Forward foreign currency contracts	$449,996
Total Asset Derivatives		$449,996

Liability Derivatives

Foreign exchange contracts	Forward foreign currency contracts	$2,992
Total Liability Derivatives		$2,992

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2018:

State Street Bank and Trust Co.
Assets:
Forward foreign currency contracts	$449,996
Total Assets	$449,996

Liabilities:
Forward foreign currency contracts	$2,992
Total Liabilities	$2,992

Net OTC derivative instruments by counterparty, at fair value	$447,004

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$447,004

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $572,319,364.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,987,518
Gross Unrealized Depreciation	(14,293,718)

Net Unrealized Depreciation	$(11,306,200)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Senior Income Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2018